WILMINGTON FUNDS

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

July 13, 2020

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)
File No. 33-20673; 811-05514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated July 8, 2020 to the Prospectus dated August 31, 2019, relating to the Wilmington Municipal Bond Fund and the Wilmington New York Municipal Bond Fund, each, a separate series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on July 8, 2020 (Accession Number: 0001193125-20-30189426).

Please address any comments or questions to the attention of the undersigned at (718) 315-2957.

Very truly yours,

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP
John McDonnell, Wilmington Trust Investment Advisors, Inc.